Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

The tax effect for each component of other comprehensive income (loss) consisted of the following (in millions):

Three Months Ended June 30, 2017	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$76	$(6)	$70
Changes in retirement plans’ funded status	27	(11)	16
Foreign currency translation	(292)	—	(292)
Share of other comprehensive loss of entities using the equity method	27	—	27
Other comprehensive income (loss)	$(162)	$(17)	$(179)

Three Months Ended June 30, 2016	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(39)	$8	$(31)
Changes in retirement plans’ funded status	20	(7)	13
Foreign currency translation	153	—	153
Share of other comprehensive loss of entities using the equity method	(6)	—	(6)
Other comprehensive income (loss)	$128	$1	$129

Six Months Ended June 30, 2017	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$58	$7	$65
Changes in retirement plans’ funded status	46	(16)	30
Foreign currency translation	(266)	—	(266)
Share of other comprehensive loss of entities using the equity method	35	—	35
Other comprehensive income (loss)	$(127)	$(9)	$(136)

Six Months Ended June 30, 2016	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(28)	$9	$(19)
Changes in retirement plans’ funded status	40	(14)	26
Foreign currency translation	170	—	170
Share of other comprehensive loss of entities using the equity method	7	—	7
Other comprehensive income (loss)	$189	$(5)	$184

Components of Accumulated Other Comprehensive Income (Loss)

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following (in millions):

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, January 1, 2016	$3	$(947)	$(806)	$(113)	$(1,863)
Other comprehensive income (loss), before reclassifications	17	(13)	167	7	178
Amounts reclassified from other comprehensive income	(36)	39	—	—	3
Other comprehensive income (loss) *	(19)	26	167	7	181
Balance, June 30, 2016	$(16)	$(921)	$(639)	$(106)	$(1,682)

Balance, January 1, 2017	$(88)	$(1,036)	$(490)	$(153)	$(1,767)
Other comprehensive income (loss), before reclassifications	37	—	(266)	36	(193)
Amounts reclassified from other comprehensive income (loss)	28	30	—	—	58
Other comprehensive income (loss) *	65	30	(266)	36	(135)
Balance, June 30, 2017	$(23)	$(1,006)	$(756)	$(117)	(1,902)
(*)	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(1) million and $3 million for the six months ended June 30, 2017 and 2016, respectively.

Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss)

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and six months ended June 30, 2017 and 2016 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Amount reclassified from other comprehensive income (loss)		Consolidated Statement of Operations Line
	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Cash flow hedges	$(3)	$(13)	$(2)	$(20)	Net sales
	20	(16)	34	(22)	Cost of goods sold
	(7)	(4)	(4)	(6)	Other, net
	—	2	1	3	Interest expense
	—	6	(1)	9	Income taxes
	$10	$(25)	$28	$(36)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$23	$22	$47	$46	*
Amortization of prior service cost	—	(1)	(1)	(2)	*
	(10)	(2)	(16)	(5)	Income taxes
	$13	$19	$30	$39
Total reclassifications, net of tax	$23	$(6)	$58	$3
(*)	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.